Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Theoretical income tax expense (benefit)	$ (30,313)	$ (46,326)	$ (17,072)
Change in valuation allowance	28,471	43,134	26,822
Return to provision true ups	884	395	(2,490)
Foreign tax rate differentials	352	311	(76)
Shared Based Compensations non-deductible (taxable)	2,402	(929)	(8,148)
Non-deductible expenses	512	820	1,517
Tax rate change impact	(139)	(1,883)	0
Foreign exchange impact	(430)	874	273
State Taxes	170	(316)	63
Valuation allowance on acquisition balances	0	(3,482)	0
R&D credits	(208)	0	0
Other	307	1,390	(184)
Total	$ 2,008	$ (6,012)	$ 705